DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Eurozone Hedged Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Austria - 1.0%
Agrana Beteiligungs AG	43	$797
ANDRITZ AG	160	7,176
AT&S Austria Technologie & Systemtechnik AG	59	3,235
BAWAG Group AG, 144A*	169	9,103
CA Immobilien Anlagen AG	100	3,437
DO & CO AG*	13	1,297
Erste Group Bank AG	889	31,887
EVN AG	92	2,563
FACC AG*	51	487
IMMOFINANZ AG*	203	5,230
Lenzing AG*	36	4,000
Oesterreichische Post AG (a)	101	4,105
OMV AG	367	17,439
Palfinger AG	35	1,032
Porr AG*	19	256
Raiffeisen Bank International AG	371	6,103
S IMMO AG	116	2,979
S&T AG (a)	108	1,705
Schoeller-Bleckmann Oilfield Equipment AG*	35	1,501
Semperit AG Holding	26	819
Telekom Austria AG*	389	3,180
UNIQA Insurance Group AG	336	2,713
Verbund AG	171	20,707
Vienna Insurance Group AG Wiener Versicherung Gruppe	92	2,414
voestalpine AG	282	9,309
Wienerberger AG	285	8,558
Zumtobel Group AG	67	604

(Cost $143,829)		152,636

Belgium - 3.3%
Ackermans & van Haaren NV	59	11,048
Aedifica SA REIT	89	10,099
Ageas SA/NV	416	20,048
AGFA-Gevaert NV*	430	1,750
Akka Technologies*(a)	31	1,694
Anheuser-Busch InBev SA/NV	2,220	137,253
Barco NV	156	3,561
Befimmo SA REIT	66	3,519
Bekaert SA	84	3,662
bpost SA*	235	1,592
Cie d’Entreprises CFE	19	2,527
Cofinimmo SA REIT	86	11,292
D’ieteren Group	52	8,425
Econocom Group SA/NV	298	1,210
Elia Group SA/NV	74	10,670
Etablissements Franz Colruyt NV	128	5,121
Euronav NV	403	4,518
Fagron	187	3,260
Galapagos NV*	139	9,155
Gimv NV	46	2,739
Groupe Bruxelles Lambert SA	274	28,553
Immobel SA	11	895
Intervest Offices & Warehouses NV REIT	51	1,501
Ion Beam Applications	51	1,064
KBC Ancora	91	4,098
KBC Group NV	622	44,997
Kinepolis Group NV*	35	2,260
Melexis NV	52	4,769
Mithra Pharmaceuticals SA*	32	650
Montea NV REIT	27	3,379
Ontex Group NV*	188	1,345
Orange Belgium SA	10	220
Proximus SADP	376	7,487
Recticel SA	189	3,942
Retail Estates NV REIT	18	1,439
Sofina SA	38	14,793
Solvay SA	183	20,461
Telenet Group Holding NV	116	4,045
Tessenderlo Group SA*	52	1,915
UCB SA	315	34,507
Umicore SA	490	20,158
Van de Velde NV	13	509
VGP NV	17	4,336
Warehouses De Pauw CVA REIT	327	12,913
X-Fab Silicon Foundries SE, 144A*	123	970
Xior Student Housing NV REIT	48	2,613

(Cost $573,951)		476,962

Finland - 3.4%
Admicom OYJ	10	684
Aktia Bank OYJ	108	1,235
Anora Group OYJ	93	992
BasWare OYJ*	17	435
Cargotec OYJ, Class B	107	4,252
Caverion OYJ	306	1,969
Citycon OYJ (a)	180	1,428
Elisa OYJ	391	21,723
Finnair OYJ *(a)	1,305	658
Fortum OYJ	1,095	23,131
F-Secure OYJ	204	1,185
Harvia OYJ	33	1,332
Huhtamaki OYJ (a)	235	8,614
Kamux Corp.	117	1,405
Kemira OYJ (a)	240	3,189
Kesko OYJ, Class B	730	21,560
Kojamo OYJ	290	6,750
Kone OYJ, Class B	846	49,687
Konecranes OYJ	141	4,942
Marimekko OYJ	15	1,255

Metsa Board OYJ, Class B	415	4,065
Metso Outotec OYJ	1,553	13,216
Musti Group OYJ*	64	1,686
Neles OYJ	256	3,337
Neste OYJ (a)	1,054	41,576
Nokia OYJ*	13,798	74,841
Nokian Renkaat OYJ	331	6,309
Oriola OYJ, Class B	267	595
Orion OYJ, Class B	252	11,864
Outokumpu OYJ*	866	5,133
Puuilo OYJ*	104	857
QT Group OYJ*	41	5,094
Remedy Entertainment OYJ	9	335
Revenio Group OYJ	61	2,964
Rovio Entertainment OYJ, 144A	122	1,016
Sampo OYJ, Class A	1,241	58,943
Sanoma OYJ	163	2,380
Stora Enso OYJ, Class R	1,451	27,934
Talenom OYJ	49	507
TietoEVRY OYJ (a)	230	6,447
Tokmanni Group Corp.	140	2,611
UPM-Kymmene OYJ	1,328	46,160
Uponor OYJ	124	2,775
Valmet OYJ	323	11,263
Wartsila OYJ Abp	1,187	13,402
YIT OYJ	322	1,402

(Cost $480,104)		503,138

France - 32.2%
AB Science SA*	60	707
ABC arbitrage	52	410
Accor SA*	431	14,783
Aeroports de Paris*(a)	74	10,537
Air France-KLM*(a)	715	3,167
Air Liquide SA	1,190	198,409
Airbus SE*	1,485	191,315
AKWEL	19	425
Albioma SA	51	2,336
ALD SA, 144A	274	3,840
Alstom SA	789	20,259
Altarea SCA REIT	8	1,381
Alten SA	73	11,148
Amundi SA, 144A	172	12,034
Aramis Group SAS, 144A*	52	551
Arkema SA	153	20,397
Atos SE	231	8,273
Aubay	12	679
AXA SA	4,877	132,744
Believe SA*	51	738
Beneteau SA*	67	1,122
BioMerieux	119	13,092
BNP Paribas SA	2,830	166,621
Boiron SA	13	609
Bollore SA	2,255	11,474
Bonduelle SCA	27	542
Bouygues SA	569	20,428
Bureau Veritas SA	728	20,945
Capgemini SE	408	86,142
Carmila SA REIT	142	2,493
Carrefour SA	1,545	31,009
Casino Guichard Perrachon SA*	93	1,659
Cellectis SA*	60	278
CGG SA*	1,790	1,524
Chargeurs SA	45	1,062
Cie de Saint-Gobain	1,301	81,617
Cie des Alpes*	22	347
Cie Generale des Etablissements Michelin SCA	422	58,673
Cie Plastic Omnium SA	138	2,934
CNP Assurances	429	10,472
Coface SA	231	3,100
Covivio REIT	124	10,211
Credit Agricole SA	3,086	39,674
Danone SA	1,677	102,121
Dassault Aviation SA	60	9,035
Dassault Systemes SE	1,699	82,849
Derichebourg SA	279	2,922
Edenred	623	28,563
Eiffage SA	212	21,707
Electricite de France SA	1,169	10,656
Elior Group SA, 144A*	250	1,159
Elis SA*	481	7,761
Engie SA	4,647	74,343
Eramet SA*	19	2,514
Esker SA	13	3,068
EssilorLuxottica SA	725	127,399
Eurazeo SE	100	7,765
Europcar Mobility Group, 144A*	7,522	4,263
Eutelsat Communications SA	427	4,720
Faurecia SE (a)	331	12,637
Fnac Darty SA	35	1,938
Gaztransport Et Technigaz SA	51	4,901
Gecina SA REIT	132	16,799
Getlink SE	1,096	17,991
Groupe Guillin	12	328
Guerbet	12	383
Hermes International	81	112,800
ICADE REIT (a)	101	6,262
ID Logistics Group*	5	1,774
Imerys SA	83	3,555
Interparfums SA	48	3,590
Ipsen SA	91	10,637
IPSOS	100	4,810
JCDecaux SA*	151	4,270
Kaufman & Broad SA	31	1,131
Kering SA	189	135,012

Klepierre SA REIT*	529	15,220
Korian SA	200	4,066
La Francaise des Jeux SAEM, 144A	248	10,314
Lagardere SA*	77	2,191
Legrand SA	665	63,244
LISI	40	1,184
LNA Sante SA	13	492
L’Oreal SA	632	251,564
LVMH Moet Hennessy Louis Vuitton SE	699	517,199
Maisons du Monde SA, 144A	100	2,211
Manitou BF SA	19	659
McPhy Energy SA*(a)	48	924
Mercialys SA REIT	330	3,386
Mersen SA	43	1,601
Metropole Television SA	59	1,175
Neoen SA, 144A*	87	3,361
Nexans SA	63	6,124
Nexity SA	100	3,958
Orange SA	5,177	62,772
Orpea SA	121	5,025
Pernod Ricard SA	532	116,706
PEUGEOT INVEST	11	1,367
Pharmagest Interactive	18	1,530
Publicis Groupe SA	569	38,050
Quadient SA	83	1,517
Remy Cointreau SA	57	11,037
Renault SA*	486	15,552
Rexel SA*	614	13,628
Rubis SCA	230	7,213
Safran SA	871	112,017
Sanofi	2,858	299,528
Sartorius Stedim Biotech	68	26,183
Schneider Electric SE	1,363	213,621
SCOR SE	368	12,020
SEB SA	80	11,724
SES-imagotag SA*	12	969
SMCP SA, 144A*	91	674
Societe BIC SA	60	3,179
Societe Generale SA	2,019	58,044
Sodexo SA	218	18,357
SOITEC*	52	8,606
Sopra Steria Group SACA	40	7,176
SPIE SA	319	7,526
Technicolor SA*	472	1,580
Technip Energies NV*	379	4,288
Teleperformance	146	54,333
Television Francaise 1	100	992
Thales SA	270	31,152
TotalEnergies SE (a)	6,306	322,349
Trigano SA	20	3,442
Ubisoft Entertainment SA*	238	12,903
Unibail-Rodamco-Westfield REIT*(a)	311	23,670
Valeo	576	12,778
Vallourec SA*	342	3,359
Valneva SE*(a)	169	2,852
Veolia Environnement SA	1,693	59,245
Verallia SA, 144A	186	4,901
Vicat SA	50	1,839
Vilmorin & Cie SA	20	1,035
Vinci SA	1,358	143,922
Virbac SA	10	4,104
Vivendi SE	1,934	24,526
Voltalia SA*	56	1,167
Wendel SE	64	6,534
Worldline SA, 144A*	589	30,316

(Cost $3,972,439)		4,724,005

Germany - 24.0%
1&1 AG	104	2,498
Aareal Bank AG	155	4,765
About You Holding SE*	92	1,333
Adesso SE	7	1,589
adidas AG	485	115,314
ADVA Optical Networking SE*	132	2,235
AIXTRON SE	306	6,651
Allianz SE	1,038	236,612
Amadeus Fire AG	13	2,099
Atoss Software AG	10	1,958
AURELIUS Equity Opportunities SE & Co. KGaA	100	3,034
Aurubis AG	78	9,187
BASF SE	2,315	153,795
Basler AG	7	899
Bayer AG	2,483	143,407
Bayerische Motoren Werke AG	823	79,877
BayWa AG	32	1,324
Bechtle AG	201	10,378
Beiersdorf AG	248	25,143
Bertrandt AG	13	703
Bike24 Holding AG*	47	565
Bilfinger SE	63	2,393
Borussia Dortmund GmbH & Co. KGaA*	193	875
Brenntag SE	379	31,821
CANCOM SE	96	5,496
Carl Zeiss Meditec AG	101	15,951
CECONOMY AG	432	1,727
Cewe Stiftung & Co. KGaA	13	1,484
Commerzbank AG*	2,497	21,093
CompuGroup Medical SE & Co. KGaA	62	3,507
Continental AG*	270	23,250
Covestro AG, 144A	508	26,891
CropEnergies AG	116	1,621
CTS Eventim AG & Co. KGaA*	144	10,114
Daimler Truck Holding AG*	1,064	32,426
Datagroup SE*	11	1,084
Delivery Hero SE, 144A*(a)	403	21,604

Dermapharm Holding SE	45	3,290
Deutsche Bank AG*(b)	5,143	64,932
Deutsche Beteiligungs AG	35	1,368
Deutsche Boerse AG	485	83,039
Deutsche EuroShop AG	100	1,885
Deutsche Lufthansa AG*	1,713	13,203
Deutsche Pfandbriefbank AG, 144A	505	5,516
Deutsche Post AG	2,506	126,893
Deutsche Telekom AG	8,273	148,696
Deutz AG*	290	1,676
DIC Asset AG	107	1,797
Draegerwerk AG & Co. KGaA	4	213
Duerr AG	123	4,460
E.ON SE	5,748	78,100
Eckert & Ziegler Strahlen- und Medizintechnik AG	35	2,600
Einhell Germany AG	4	845
Elmos Semiconductor SE	22	1,448
ElringKlinger AG*	67	723
Encavis AG (a)	252	4,343
Energiekontor AG	16	1,229
Evonik Industries AG	527	15,889
Evotec SE*	330	9,820
Fielmann AG	56	3,334
flatexDEGIRO AG*	76	1,583
Fraport AG Frankfurt Airport Services Worldwide*	99	6,753
Freenet AG	322	8,658
Fresenius Medical Care AG & Co. KGaA	510	32,778
Fresenius SE & Co. KGaA	1,081	37,895
GEA Group AG	420	18,399
Gerresheimer AG	73	5,279
GFT Technologies SE	43	1,972
GRENKE AG	70	2,041
Hamborner REIT AG REIT	206	2,235
Hamburger Hafen und Logistik AG	59	1,170
Hannover Rueck SE	150	27,717
HeidelbergCement AG	365	23,794
Heidelberger Druckmaschinen AG*	656	1,854
HelloFresh SE*	404	22,142
Henkel AG & Co. KGaA	258	19,845
Hensoldt AG	99	2,342
HOCHTIEF AG	60	4,055
Home24 SE*	52	459
Hornbach Holding AG & Co. KGaA	34	4,483
HUGO BOSS AG	155	9,524
Hypoport SE*	13	5,446
Indus Holding AG	35	1,252
Infineon Technologies AG	3,305	113,933
Instone Real Estate Group SE, 144A	111	2,136
Jenoptik AG	177	6,434
JOST Werke AG, 144A	31	1,446
K+S AG*	482	12,398
KION Group AG	180	14,564
Kloeckner & Co. SE*	172	2,355
Knorr-Bremse AG	181	16,033
Koenig & Bauer AG*	28	728
Krones AG	35	3,234
KWS Saat SE & Co. KGaA	35	2,563
LANXESS AG	203	9,919
LEG Immobilien SE	179	23,141
LPKF Laser & Electronics AG	68	1,196
MBB SE	5	651
Medios AG*	16	579
Mercedes-Benz Group AG (a)	2,158	169,787
Merck KGaA	321	63,904
METRO AG*	291	2,728
Mister Spex SE*	198	2,220
MLP SE	148	1,203
MorphoSys AG*	76	2,107
MTU Aero Engines AG	133	32,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	355	98,377
Nagarro SE*	20	2,859
Nemetschek SE	144	12,826
New Work SE	7	1,270
Nordex SE *(a)	297	5,298
Norma Group SE	72	2,504
Northern Data AG*	12	709
OHB SE	13	513
PATRIZIA AG	108	2,110
Pfeiffer Vacuum Technology AG	12	2,387
PNE AG	156	1,616
ProSiebenSat.1 Media SE	387	5,322
Puma SE	284	26,105
PVA TePla AG*	49	1,349
Rational AG	13	9,591
Rheinmetall AG	106	15,879
RWE AG	1,599	74,387
SAF-Holland SA*	107	1,278
Salzgitter AG*	82	3,621
SAP SE	2,631	298,895
Scout24 SE, 144A	210	12,291
Secunet Security Networks AG	3	1,277
SGL Carbon SE*	115	745
Siemens AG	1,926	273,526
Siemens Energy AG	982	23,596
Siemens Healthineers AG, 144A	700	45,115
Siltronic AG (a)	38	4,327
Sixt SE*	36	5,401
SMA Solar Technology AG	27	1,076
Software AG	121	4,597
Steico SE	18	1,792
STRATEC SE	18	2,321
Stroeer SE & Co. KGaA	74	5,605
Suedzucker AG	166	2,273

Symrise AG	338	40,362
Synlab AG*	113	2,315
TAG Immobilien AG	369	9,508
Takkt AG	76	1,309
TeamViewer AG, 144A*	415	6,684
Telefonica Deutschland Holding AG	2,472	6,777
thyssenkrupp AG*	1,010	10,872
Uniper SE	217	6,934
United Internet AG	230	7,830
Varta AG (a)	43	4,441
VERBIO Vereinigte BioEnergie AG	59	4,670
Vitesco Technologies Group AG*	51	2,159
Volkswagen AG	80	21,097
Vonovia SE	1,874	99,808
Vossloh AG	26	1,166
Wacker Chemie AG	40	6,223
Wacker Neuson SE	68	1,618
Westwing Group SE*	33	668
Wuestenrot & Wuerttembergische AG	43	852
Zalando SE, 144A*	551	36,809
Zeal Network SE	26	1,090

(Cost $3,608,239)		3,531,208

Ireland - 2.2%
AerCap Holdings NV*	333	18,125
AIB Group PLC*	2,003	5,271
Bank of Ireland Group PLC*	2,365	15,667
Cairn Homes PLC	2,144	3,043
CRH PLC	1,980	90,157
Dalata Hotel Group PLC*	423	1,999
Flutter Entertainment PLC*	415	59,677
Glanbia PLC	498	6,991
Glenveagh Properties PLC, 144A*	1,747	2,390
Hibernia REIT PLC REIT	1,580	2,055
Irish Residential Properties REIT PLC REIT	1,310	2,162
Kerry Group PLC, Class A	395	47,035
Kingspan Group PLC	379	36,903
Origin Enterprises PLC	298	1,210
Smurfit Kappa Group PLC	657	32,848
Uniphar PLC	550	2,060

(Cost $293,576)		327,593

Italy - 7.1%
A2A SpA	3,982	7,130
ACEA SpA	125	2,385
AMCO - Asset Management Co SpA, Class B*(c)	13	0
Amplifon SpA	303	13,063
Anima Holding SpA, 144A	656	3,111
Arnoldo Mondadori Editore SpA*	223	490
Ascopiave SpA	117	462
Assicurazioni Generali SpA (a)	2,857	56,797
Atlantia SpA*	1,222	22,484
Autogrill SpA*	438	3,334
Azimut Holding SpA	278	6,671
Banca Carige SpA*	462	398
Banca Generali SpA	134	4,963
Banca IFIS SpA	44	934
Banca Mediolanum SpA	524	4,325
Banca Monte dei Paschi di Siena SpA*	678	653
Banca Popolare di Sondrio SCPA	1,047	4,160
Banco BPM SpA	3,334	11,518
BFF Bank SpA, 144A	380	2,748
Biesse SpA*	28	617
BPER Banca	2,458	4,947
Brembo SpA	378	4,493
Brunello Cucinelli SpA*	75	4,230
Buzzi Unicem SpA	217	4,162
Carel Industries SpA, 144A	99	2,442
Cementir Holding NV	60	479
CIR SpA-Compagnie Industriali*	1,805	811
Credito Emiliano SpA	216	1,567
Danieli & C Officine Meccaniche SpA	27	627
Danieli & C Officine Meccaniche SpA-RSP	76	1,202
Datalogic SpA	43	605
Davide Campari-Milano NV	1,301	14,220
De’ Longhi SpA	164	5,233
DiaSorin SpA	63	9,441
Digital Bros SpA (a)	74	2,061
Digital Value SpA*	8	744
doValue SpA, 144A	214	1,740
El.En. SpA	76	1,108
Enav SpA, 144A*	703	3,237
Enel SpA	20,522	151,845
Eni SpA	6,486	100,592
ERG SpA	148	4,690
Esprinet SpA	130	1,625
Falck Renewables SpA	306	3,019
Ferrari NV	323	69,807
Fila SpA	51	536
Fincantieri SpA*(a)	1,167	828
FinecoBank Banca Fineco SpA	1,515	25,353
Gruppo MutuiOnline SpA	100	4,177
GVS SpA, 144A	164	1,659
Hera SpA	2,029	7,883
Illimity Bank SpA*	151	2,015
Immobiliare Grande Distribuzione SIIQ SpA REIT*	148	748
Infrastrutture Wireless Italiane SpA, 144A	792	8,092
Interpump Group SpA	168	9,128
Intesa Sanpaolo SpA	42,443	109,146
Iren SpA	1,444	4,074
Italgas SpA	1,238	8,020
Italmobiliare SpA	35	1,205
Iveco Group NV*	509	4,249
Juventus Football Club SpA*(a)	2,230	877
La Doria SpA	11	203

Leonardo SpA*	969	8,692
Maire Tecnimont SpA	282	895
MARR SpA	84	1,577
Mediobanca Banca di Credito Finanziario SpA	1,554	16,250
MFE-MediaForEurope NV, Class A*	602	541
MFE-MediaForEurope NV, Class B	602	740
Moncler SpA	503	30,557
Nexi SpA, 144A*	1,418	19,508
OVS SpA, 144A*	545	1,382
Pharmanutra SpA	10	704
Piaggio & C SpA	402	1,182
Pirelli & C SpA, 144A	911	5,049
Poste Italiane SpA, 144A	1,304	15,023
Prysmian SpA	625	20,687
RAI Way SpA, 144A	249	1,372
Recordati Industria Chimica e Farmaceutica SpA	291	14,278
Reply SpA	47	7,678
Saipem SpA*(a)	1,446	1,712
Salcef SpA	40	991
Salvatore Ferragamo SpA*	100	2,178
Sanlorenzo SpA	67	2,907
Saras SpA*	1,374	845
Seco SpA*	84	672
Sesa SpA	20	3,207
Snam SpA	4,965	27,640
Societa Cattolica Di Assicurazione SPA*	120	738
SOL SpA	91	1,775
Tamburi Investment Partners SpA	271	2,634
Technogym SpA, 144A	334	2,646
Telecom Italia SpA	23,461	9,941
Terna - Rete Elettrica Nazionale	3,493	28,755
Tinexta SpA	68	2,197
Tod’s SpA*	20	1,021
UniCredit SpA	5,294	67,598
Unipol Gruppo SpA	1,065	5,413
Webuild SpA (a)	948	1,792
Wiit SpA	25	801
Zignago Vetro SpA	35	502

(Cost $990,951)		1,041,443

Luxembourg - 1.1%
ADLER Group SA, 144A (a)	173	2,415
APERAM SA	131	7,321
ArcelorMittal SA	1,676	52,064
Aroundtown SA	2,537	15,731
B&S Group SARL, 144A	59	478
Befesa SA, 144A*	124	8,662
Corestate Capital Holding SA*	27	356
Eurofins Scientific SE	333	33,805
Global Fashion Group SA*(a)	177	521
Grand City Properties SA	268	5,869
SES SA	881	6,964
Shurgard Self Storage SA	66	3,781
Solutions 30 SE*	223	1,976
Stabilus SA	57	3,381
Tenaris SA	1,152	14,906

(Cost $167,432)		158,230

Malta - 0.0%
Media & Games Invest SE*
(Cost $1,378)	213	955

Netherlands - 14.4%
Aalberts NV	243	13,544
ABN AMRO Bank NV, 144A	1,055	14,032
Accell Group NV*	75	4,844
Adyen NV, 144A*	51	106,613
Aegon NV	4,764	23,583
Akzo Nobel NV	465	44,317
Alfen Beheer BV, 144A*	47	4,574
AMG Advanced Metallurgical Group NV	75	2,970
Arcadis NV	183	8,339
Argenx SE*	122	35,033
ASM International NV	117	37,808
ASML Holding NV	1,041	699,049
ASR Nederland NV	338	14,602
Basic-Fit NV, 144A*	117	5,329
BE Semiconductor Industries NV	189	16,135
Boskalis Westminster	201	5,806
Brunel International NV	60	714
CM.com NV*(a)	48	1,076
Corbion NV	149	5,500
Eurocommercial Properties NV	104	2,586
Euronext NV, 144A	214	19,400
EXOR NV	268	20,374
Fastned BV*	20	771
Flow Traders, 144A	76	2,618
ForFarmers NV	51	208
Fugro NV*	260	2,501
Heineken Holding NV	287	23,411
Heineken NV	644	65,262
IMCD NV	142	23,039
ING Groep NV	9,864	116,108
Intertrust NV, 144A*	205	4,441
JDE Peet’s NV	254	8,337
Just Eat Takeaway.com NV, 144A*	439	17,829
Koninklijke Ahold Delhaize NV	2,666	82,145
Koninklijke BAM Groep NV*	728	2,047
Koninklijke DSM NV	441	82,725
Koninklijke KPN NV	8,338	28,514
Koninklijke Philips NV	2,354	80,080
Koninklijke Vopak NV	165	6,113
NN Group NV	681	32,666
NSI NV REIT	45	1,786
OCI NV*	248	7,035

Pharming Group NV*	1,341	1,200
PostNL NV	1,087	4,361
Prosus NV*	2,354	146,277
QIAGEN NV*	567	28,482
Randstad NV	300	20,418
SBM Offshore NV	365	5,545
Shop Apotheke Europe NV, 144A*	34	3,275
SIF Holding NV	20	247
Signify NV, 144A	309	15,792
Sligro Food Group NV*	60	1,531
Stellantis NV	5,191	95,280
TKH Group NV	99	5,473
TomTom NV*	172	1,438
Universal Music Group NV	1,805	41,145
Van Lanschot Kempen NV	68	1,719
Vastned Retail NV REIT	36	1,025
Wereldhave NV REIT	92	1,677
Wolters Kluwer NV	663	67,515

(Cost $1,494,871)		2,116,264

Poland - 0.0%
InPost SA*
(Cost $8,728)	471	2,914

Portugal - 0.6%
Altri SGPS SA	156	975
Banco Comercial Portugues SA, Class R*	21,689	4,015
Corticeira Amorim SGPS SA	119	1,286
CTT-Correios de Portugal SA	307	1,491
EDP - Energias de Portugal SA	6,879	33,660
Galp Energia SGPS SA	1,203	13,297
Jeronimo Martins SGPS SA	713	15,529
Navigator Co. SA	599	2,141
NOS SGPS SA	955	3,677
REN - Redes Energeticas Nacionais SGPS SA	822	2,383
Semapa-Sociedade de Investimento e Gestao	58	748
Sonae SGPS SA	1,930	2,099

(Cost $81,520)		81,301

Spain - 7.5%
Acciona SA	70	12,017
Acerinox SA	416	5,320
ACS Actividades de Construccion y Servicios SA (a)	604	14,777
Aena SME SA, 144A*	186	30,511
Almirall SA	142	1,869
Amadeus IT Group SA*	1,151	77,356
Applus Services SA	306	2,795
Atresmedia Corp. de Medios de Comunicacion SA	202	877
Audax Renovables SA	755	1,101
Banco Bilbao Vizcaya Argentaria SA	16,943	100,496
Banco de Sabadell SA*	14,235	12,367
Banco Santander SA	43,803	146,581
Bankinter SA	1,594	9,108
CaixaBank SA	10,862	35,806
Cellnex Telecom SA, 144A*	1,267	57,734
Cia de Distribucion Integral Logista Holdings SA (a)	155	2,817
CIE Automotive SA	112	3,006
Construcciones y Auxiliar de Ferrocarriles SA	44	1,544
Corp. Financiera Alba SA	48	2,793
Distribuidora Internacional de Alimentacion SA*	31,424	490
Ebro Foods SA (a)	165	3,060
EDP Renovaveis SA	713	17,364
eDreams ODIGEO SA*	182	1,555
Enagas SA	705	14,960
Ence Energia y Celulosa SA*	259	828
Endesa SA	857	18,896
Faes Farma SA	715	2,737
Ferrovial SA	1,181	32,337
Fluidra SA	209	6,374
Gestamp Automocion SA, 144A	369	1,528
Global Dominion Access SA, 144A	242	1,134
Grenergy Renovables SA*	26	819
Grifols SA (a)	748	14,270
Grupo Catalana Occidente SA	109	3,532
Iberdrola SA	14,868	169,708
Indra Sistemas SA*(a)	361	4,161
Industria de Diseno Textil SA	2,772	73,351
Inmobiliaria Colonial Socimi SA REIT*	717	6,070
Laboratorios Farmaceuticos Rovi SA	46	3,729
Lar Espana Real Estate Socimi SA REIT	218	1,271
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,594	2,679
Mapfre SA (a)	2,418	4,776
Mediaset Espana Comunicacion SA*	534	2,745
Melia Hotels International SA*	258	1,951
Merlin Properties Socimi SA REIT	864	9,707
Metrovacesa SA, 144A*	92	659
Miquel y Costas & Miquel SA	80	1,121
Naturgy Energy Group SA	470	12,664
Neinor Homes SA, 144A*	130	1,743
Pharma Mar SA	38	2,323
Prosegur Cash SA, 144A	1,224	931
Prosegur Cia de Seguridad SA	625	1,503
Red Electrica Corp. SA	1,085	21,685
Repsol SA	3,614	47,111
Sacyr SA	990	2,324
Siemens Gamesa Renewable Energy SA*	596	13,853
Solaria Energia y Medio Ambiente SA*	157	2,925
Soltec Power Holdings SA*	129	717
Talgo SA, 144A*	242	1,195
Tecnicas Reunidas SA*	76	624
Telefonica SA	13,495	64,701
Unicaja Banco SA, 144A	3,128	2,941
Viscofan SA	90	5,581

Zardoya Otis SA	430	3,389

(Cost $1,365,561)		1,106,897

Switzerland - 0.5%
STMicroelectronics NV
(Cost $33,363)	1,698	72,233

United Kingdom - 0.4%
CNH Industrial NV	2,549	36,655
Coca-Cola Europacific Partners PLC	508	26,014

(Cost $42,423)		62,669

TOTAL COMMON STOCKS (Cost $13,258,365)		14,358,448

PREFERRED STOCKS - 1.6%
Germany - 1.6%
Bayerische Motoren Werke AG	162	13,242
Draegerwerk AG & Co. KGaA	19	1,085
FUCHS PETROLUB SE	176	7,006
Henkel AG & Co. KGaA	446	35,426
Jungheinrich AG	163	5,954
Porsche Automobil Holding SE	401	40,862
Sartorius AG	64	28,288
Schaeffler AG	325	2,190
Sixt SE	39	3,179
STO SE & Co. KGaA	5	1,152
Volkswagen AG	463	92,427

(Cost $207,986)		230,811

WARRANTS - 0.0%
Italy - 0.0%
Webuild SpA*(c), expires 8/2/30 (Cost $0)	38	19

Spain - 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	80

TOTAL WARRANTS (Cost $43)		99

EXCHANGE-TRADED FUNDS - 0.1%
iShares MSCI Eurozone ETF (Cost $19,456)	400	17,552

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $52,341)	52,341	52,341

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $28,342)	28,342	28,342

TOTAL INVESTMENTS - 100.0%
(Cost $13,566,533)		$14,687,593
Other assets and liabilities, net - (0.0)%		(566)

NET ASSETS - 100.0%		$14,687,027

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG*(b)
72,547	5,236	(1,790)		(2,476)	(8,585)	—	—	5,143	64,932
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
655,154	—	(602,813	) (f)	—	—	11	—	52,341	52,341
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
17,223	869,533	(858,414)		—	—	11	—	28,342	28,342

744,924	874,769	(1,463,017)		(2,476)	(8,585)	22	—	85,826	145,615

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $253,820, which is 1.7% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $214,321.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2022 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Industrials	$2,383,357	16.4%
Consumer Discretionary	2,317,465	15.9
Financials	2,180,002	14.9
Information Technology	1,917,134	13.2
Consumer Staples	1,105,330	7.5
Health Care	1,079,225	7.4
Materials	1,064,424	7.3
Utilities	934,014	6.4
Communication Services	654,208	4.5
Energy	598,491	4.1
Real Estate	355,708	2.4

Total	$14,589,358	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
EURO STOXX 50 Futures	EUR	1	$46,724	$44,032	3/18/2022	$(2,692)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

As of February 28, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	3/3/2022	EUR	4,885,100	USD	5,479,153	$982	$—
Goldman Sachs & Co.	3/3/2022	EUR	198,000	USD	222,576	538	—
JP Morgan & Chase Co.	3/3/2022	EUR	4,314,530	USD	4,839,229	897	—
RBC Capital Markets	3/3/2022	EUR	4,815,000	USD	5,400,673	1,112	—
Goldman Sachs & Co.	3/3/2022	USD	5,709,490	EUR	5,083,100	—	(9,281)
JP Morgan & Chase Co.	3/3/2022	USD	705,537	EUR	629,000	—	(174)
JP Morgan & Chase Co.	3/3/2022	USD	4,139,587	EUR	3,685,530	—	(6,619)
RBC Capital Markets	3/3/2022	USD	5,408,401	EUR	4,815,000	—	(8,840)
Goldman Sachs & Co.	4/5/2022	EUR	5,083,100	USD	5,716,607	8,278	—
JP Morgan & Chase Co.	4/5/2022	EUR	3,685,530	USD	4,144,710	5,855	—
RBC Capital Markets	4/5/2022	EUR	4,815,000	USD	5,415,093	7,842	—
Goldman Sachs & Co.	4/5/2022	USD	514,096	EUR	457,000	—	(884)

Total unrealized appreciation (depreciation)						$25,504	$(25,798)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2022.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$14,357,134	$1,314	$0	$14,358,448
Preferred Stocks	230,811	—	—	230,811
Warrants (i)	80	—	19	99
Exchange-Traded Funds	17,552	—	—	17,552
Short-Term Investments (i)	80,683	—	—	80,683
Derivatives (j)
Forward Foreign Currency Contracts	—	25,504	—	25,504

TOTAL	$14,686,260	$26,818	$19	$14,713,097

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(25,798)	$—	$(25,798)
Futures Contracts	(2,692)	—	—	(2,692)

TOTAL	$(2,692)	$(25,798)	$—	$(28,490)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2022, the amount of transfers from Level 3 to Level 1 was $ 847. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.